COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details
December 31, 2012			$ 111,725
December 31, 2013			56,601
December 31, 2014			0
December 31, 2015			0
Thereafter			0
Total	$ 1,791,900	$ 29,667	$ 168,326